Prepaid Expenses - Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as impairment losses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Amortization and impairment losses recognized	₩ 2,505,724	₩ 2,485,593	₩ 2,634,134